PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment, net, are as follows:

	As of June 30,
	2024	2025	2025
	HKD	HKD	US$
Office equipment and other	386,790	1,816,860	232,930
Leasehold improvement	722,695	809,683	103,806
	1,109,485	2,626,543	336,736
Less: accumulated depreciation	(535,087)	(1,708,741)	(219,069)
Property and equipment, net	574,398	917,802	117,667